Share Capital/Treasury Shares - Summary of Share Capital (Detail) - Business combinations [member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares authorised	130,000,000
Value of shares authorized	1,300
Number of shares issued and fully paid	2,147,105	1,102,792	895,051	288,102
Value of shares issued and fully paid	$ 21	$ 11	$ 9	$ 3
Exercise of share options, Shares		954	624
Issuance of shares upon exercise of warrants		468
Par value per share	$ 0.01	$ 0.01	$ 0.01
Business combination, net of redemptions			33,127
Shares issued to PIPE Investors, net of transaction costs	1,042,803	191,667
Value of shares issued to PIPE Investors, net of transaction costs	$ 10	$ 2
Shares issued to employees for compensation		14,913
Shares issued to board members for board fees		693
Shares issued to board members for board compensation	556
Post-Closing Apollomics Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Par value per share			$ 0.01
Conversion of pre-closing Apollomics convertible preferred shares into Post-Closing Apollomics Ordinary Shares			544,210
Value of conversion of pre-closing Apollomics convertible preferred shares into Post-Closing Apollomics Ordinary Shares			$ 6
Post-closing Apollomics Class B Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Par value per share			$ 0.01
Post-closing Apollomics Class B Ordinary Shares issued to PIPE Investors, net of transaction costs			2,300
post-closing Apollomics Series A Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Par value per share			$ 0.01
Issuance of post-closing Apollomics Class A Ordinary Shares upon the conversion of post-closing Apollomics Series A Preferred Shares			26,688